SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS	12 Months Ended
Dec. 31, 2024
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS

33. SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS

a.   Capital expenditures

As of December 31, 2024, capital expenditures committed under the contractual arrangements are Rp11,272 billion and US$223 million.

The above balance includes the following significant agreements:

Contracting parties	Period of agreement	Significant part of the agreement
Telkomsel and PT Phincon	September 12, 2019 - September 12, 2027	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2027	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
Telkomsel and PT Sempurna Global Pratama	September 1, 2021 - August 31, 2024*	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsat and Thales Alenia Space France ("TAS")	October 28, 2021 - October 27, 2037	Procurement and Installation Agreement of HTS 113BT Satellite System
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 24, 2025	Procurement Agreement for GGSN
Telkomsat and Space Exploration Technologies Corporation ("SpaceX")	April 19, 2022 - June 30, 2025	Procurement Agreement for Launch Service of HTS 113BT Satellite
TDI and PT Nusacipta Indonesia	July 1, 2024 - June 12, 2025	Pilling and Cut and Fill for Bromo Project
Telkomsel, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2024 – August 31, 2027	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2024 - October 7, 2029	Agreement Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2024 - October 7, 2029	TSA for OCS and SCP
TDE and PT ZTE Indonesia	October 14, 2024 - October 14, 2027	Contract Agreement of General Contractor (GC) for Delta Project Level-2 Fit Out Works
The Company and PT Master System Infotama	December 9, 2024 - June 6, 2025	Agreement Procurement and Installation for Expand IP Backbone Platform Cisco
The Company and PT ZTE Indonesia	December 12, 2024 - September 25, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform ZTE
The Company and PT Lintas Teknologi Indonesia	December 13, 2024 - June 28, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform Nokia
The Company and PT Packet Systems Indonesia	December 18, 2024 - July 28, 2025	Agreement Procurement and Installation for OTN Metro (OTM) Future State Architecture (FSA) - Platform Huawei
The Company and PT Datacomm Diangraha	December 27, 2024 - June 28, 2025	Procurement and Installation for Multi Service Aggregation (MSA) Platform Nokia
The Company and PT Huawei Tech Investment	December 31, 2024 - June 28, 2025	Agreement Procurement and Installation for Expand MSA, WAG, BNG, and PCEF Wifi Platform Huawei

* As of the authorization date of these consolidated financial statements, Telkomsel is actively engaged in the process of extending the agreement with PT Sempurna Global Pertama

b.   Borrowings and other credit facilities

(i)   As of December 31, 2024, the Company has bank guarantee facilities for tender bonds, performance bonds, maintenance bonds, deposit guarantee, and advance payment bonds for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2026	Rp	10
BNI	500	March 31, 2025	Rp	49
Bank Mandiri	500	June 21, 2025	Rp	180
Total	1,500			239

The Company has sufficient bank facilities to meet its current obligations (Note 34b.v).

(ii)   As of December 31, 2024, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2028	Rp	618
BNI	2,100	December 11, 2025	Rp	1,459
Total	3,100			2,077

Bank guarantee facility with BRI and BNI are mainly for performance bond and surety bond of radio frequency (Note 33c.i)

(iii) Telin has a bank guarantee facilities from Bank Mandiri and BRI with a  maximum credit limit of US$25 million and US$5 million or equal to Rp403 billion and Rp81 billion, respectively. As of December 31, 2024, there is no bank guarantee facility used.

c.   Others

(i)	Radio frequency usage

With reference to Law No. 36 of 1999, the use of radio frequency spectrum and the cost of using radio frequency are determined by the Government. With reference to the Decision Letter No. 025/TEL.01.02/2022 Year 2022 dated January 28, 2022, of the MoCI, the MoCI granted Telkomsel the rights to provide mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1,800 MHz, 2.1 GHz and 2.3 GHz; and basic telecommunication services.

With reference to Decision Letters No. 509 Year 2016, No. 1896 Year 2017, No. 806 Year 2019, No. 620 Year 2020, No. 178 Year 2021, No. 479 Year 2022, No. 90 Year 2023, and No. 188 Year 2023 of the MoCI, Telkomsel is required, among other things, to:

1.	Issue a surety bond each year amounting Rp1.03 trillion for spectrum 2.3 GHz.
2.	Issue a surety bond each year amounting Rp360 billion for both spectrum 2.3 GHz Block A and C.
3.	Issue a surety bond amounting Rp617 billion for spectrum 2.1 GHz.
4.

Pay an annual right of usage (“BHP”) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

The following are radio frequency band licenses owned by Telkomsel along with the BHP fees paid during current year:

1.	Radio frequency for band 800 MHz, 900 MHz, and 1,800 MHz

Based on Decree No. 620 Year 2020 of the MoCI, concerning the extension of the determination of radio frequency bands 800 MHz, 900 MHz and 1,800 MHz, Telkomsel should pay annual frequency usage fees from 2020 to 2030.

2.	Radio frequency for band up to 2.1 GHz
License No.	Description
Decree No. 90 Year 2023 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	On February 27, 2023, Telkomsel was granted to utilize the annual radio frequency license for band 1,975 – 1,980 MHz paired with 2,165 – 2,170 MHz until March 18, 2033.
Decree No. 509 Year 2016 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCI granted the extension of the radio frequency license for band 1,970 – 1,975 MHz paired with 2,160 – 2,165 MHz until March 28, 2026.
Decree No. 806 Year 2019 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCI granted the extension of the radio frequency license for band 1,965 – 1,970 MHz paired with 2,155 – 2,160 MHz until September 30, 2029.
Decree No. 479 Year 2022 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI

Telkomsel as the winner of auction and was granted to utilize the radio frequency license for band 1,960 – 1,965 MHz paired with 2,150 – 2,155 MHz effective from January 11, 2023 until January 10, 2033.

3.	Radio frequency for band up to 2.3 GHz
License No.	Description
Decree No. 1896 Year 2017 of the MoCI	Telkomsel was appointed to use the radio frequency license for band 2,300 – 2,330 Mhz until 2026.
Decree No. 178 Year 2021 of the MoCI	Telkomsel as the winner to utilize the radio frequency license for band 2,330 – 2,340 MHz paired with 2,340 – 2,350 MHz for Block A and Block C, respectively until 2030.
Decree No. 487 Year 2022 of the MoCI amd. Decree No. 92 Year 2023 of the MoCI	On November 18, 2022, Telkomsel received a right to use reallocated radio frequency license for band 2,340 – 2,355 MHz paired with 2,330 – 2,360 MHz until November 17, 2029.
Decree No. 188 Year 2023 of the MoCI	On April 18, 2023, Telkomsel was granted an approval to allocate part of the rights-of-use of 2.3 GHz radio frequency spectrum to PT Smart Telecom.

(ii)	Radio frequency spectrum cooperation agreement

The MoCI has given approval to Telkomsel for a cooperation on the use of radio frequency spectrum with KCIC through a letter No. B-171/M.KOMINFO/SP.01.01/03/2023 dated March 17, 2023, regarding the Cooperation Agreement on the Use of Radio Frequency Spectrum in the range of 891 – 895 MHz paired with 936 – 940 MHz, with a period up to December 14, 2030.

As result from this agreement, KCIC shall pay to the Company several compensations, which are annual utilization fees totaling Rp878 billion, network recovery fee of Rp1,250 billion, as well as incremental operational and maintenance costs.

(iii)	Supplier of Google product cooperation agreement

On November 10, 2022, Sigma and PT Google Cloud Indonesia (“Google”) signed a cooperation agreement which authorizes Sigma as a supplier of Google products. This agreement requires Sigma to meet certain minimum purchase commitments for Google products over a three-year period. Sigma is obliged to pay the difference between the actual value of Google product purchases and the minimum commitment.

(iv)	Conditional Sale and Purchase Agreement of Telkomsel with PT Dhost Telekomunikasi Nusantara (”Dhost”)

On June 26, 2024, Telkomsel entered into a Conditional Sale and Purchase Agreement with Dhost for the sale of 850 units in-building telecommunication coverage antenna system (“IBS”) with total consideration of Rp685 billion. Subsequently, 689 units of the IBS were utilized by Dhost to provide in-building coverage service to Telkomsel. Telkomsel has assessed this transaction does not meet the sale and leaseback criteria under IFRS 16 and recognized a gain on sale of Rp642 billion.

(v)	USO

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Mitratel on December 9, 2011) was selected by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”), now has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”) as a provider of the USO Program in the border areas with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to BANI for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No. 792/1/ARB-BANI/2016 requesting BAKTI to pay compensation to Telkomsel amounting to Rp218 billion, and as of the date of the issuance of these consolidated financial statements Telkomsel has received the payment from BAKTI amounting to Rp91 billion (before tax) and no additional payment.

The MoCI issued Regulation No. 5 Year 2021 dated March 31, 2021, which replaced previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Based on Decree No. 827/KOMINFO/BAKTI.31/KS.1/10/2021 dated October 4, 2021, of BAKTI granted Telkomsel as operating cooperation partners (“KSO”) for eight packages KSO, which cover Nusa Tenggara, Kalimantan, Sulawesi, Maluku, West Papua, West Central Papua, North Central Papua and South East Papua for period from 2021 until 2031.

(vi)	Contingency

Under IAS 37: Provisions, Contingent Liabilities And Contingent Assets, a provision should be recognized when there is a present obligation (legal or constructive) arising from a past event, an outflow of economic benefits to settle the obligation is probable (more likely than not), and the amount can be reliably estimated.

In October 2023, the Group received a document request from the U.S. Securities and Exchange Commission ("SEC") as it relates to Telkom Infra's involvement in a project with the Indonesian

Information and Telecommunication Accessibility Agency of the Ministry of Communication and Informatics ("BAKTI Kominfo") regarding the provision of 4G Base Transceiver Station ("BTS") infrastructure. The SEC has since expanded its investigation to include accounting and disclosures issues relating to the Group's revenue recognition and financial reporting practices and internal control over financial reporting, as well as public reports regarding certain Indonesian legal proceedings involving the Group, various subsidiaries and affiliates, and certain of the Group's clients and suppliers. Through our internal audit process and investigations, we have determined, or we suspect (for those projects and transactions which are still under investigation) that certain transactions lack economic substance. Beginning in May 2024, the Group also received additional requests for information from the U.S. Department of Justice ("DOJ") focused on compliance with the U.S. Foreign Corrupt Practices Act ("FCPA"). Each U.S. authority is aware of the other agency's investigation. As at December 31, 2024, the SEC's and DOJ's investigations are ongoing. The Group is cooperating with the U.S. authorities and has retained outside counsel to conduct an internal investigation into these issues which is ongoing.

For the above mentioned requests from the SEC on project with BAKTI Kominfo and the DOJ on compliance with FCPA, the Group is currently unable to estimate the reasonably possible loss or a range of reasonable possible loss as the requests are in the early stages, and there is considerable uncertainty regarding the timing or ultimate resolution of such investigations, which includes fine, penalty or business impact, if any.

For the above mentioned investigation on the Group's accounting and disclosure issues relating to revenue recognition and financial reporting practices and internal control over financial reporting, based on the Group's assessment up to the date of the issuance of the consolidated financial statements, the Group currently does not believe that the above mentioned investigation will have a material adverse effect on its December 31, 2023 and 2024 consolidated financial statements.

It is possible, however, that future financial performance could be materially affected by changes in the assessments to the impacts to the above mentioned requests from the SEC on project with BAKTI Kominfo and the DOJ on compliance with FCPA and investigation on the Group's accounting and disclosure issues.